Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of issued and fully paid share capital
	2021 Number	2020 Number	2019 Number	2021	2020	2019
	’000	’000	’000	£’000	£’000	£’000
Ordinary shares of £0.0000000167 each	—	62,604	61,250	—	—	—
Series A shares of £0.0000000167 each	—	30,250	30,250	—	—	—
Series B shares of £0.0000000167 each	—	29,412	29,412	—	—	—
Series C shares of £0.0000000167 each	—	31,679	—	—	—	—
Series D shares of £0.0000000167 each	—	22,501	—	—	—	—
Class A ordinary shares of $0.0001 per share	112,010	—	—	8	—	—
Class C ordinary shares of $0.0001 per share	640,924	—	—	47	—	—
	752,934	176,446	120,912	55	—	—

Schedule of classes of share capital
	Share capital	Share premium	Merger reserve
	£’000	£’000	£’000
At December 31, 2019	—	81,500	—

Series C share issuance	—	99,750	—
Group restructuring	—	(181,250)	181,250
Series C extension	—	25,250	—
Acquisition of subsidiary	—	8,999	—
Series D share issuance	—	231,634	—
Other share issuances	—	237	—

At December 31, 2020	—	266,120	181,250

Acquisition of subsidiaries(1)	—	5,365	65,348
Warrants exercised	—	11,967	—
Recapitalization at the Transaction
- Group restructuring	49	70,086	174,236
- PIPE share issuance	6	583,936	—
- Transaction costs	—	(34,888)	—

At December 31, 2021	55	902,586	420,834

(1)      Prior to the Transaction, the merger relief section of the Companies Act 2006 required that the difference between the nominal value and issued value of the shares issued for the acquisitions of Drover, SFS and Cluno should be credited to the merger reserve in equity. After the Transaction, the Group prepares its financial statements in accordance with the requirements of the Companies Act (As Revised) of the Cayman Islands and the difference between the nominal value and issued value of the shares issued for the acquisition of Swipcar was credited to share premium.